UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |_|; Amendment Number:

 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PERELLA WEINBERG PARTNERS CAPITAL MANAGEMENT LP
         -----------------------------------------------
Address: 767 Fifth Avenue
         -----------------------------
         New York, New York 10153
         -----------------------------

13F File Number: 28-12930
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ajay Mehra
       ------------------------------------------
Title: Managing Director/Chief Compliance Officer
       ------------------------------------------
Phone: 212-287-3365
       ------------------------------------------

Signature, Place, and Date of Signing:


      /s/ Ajay Mehra                 New York, NY          August 14, 2009
     ------------------------      --------------------    -----------------
         [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      28-
         ------------------    ------------------------------------------------
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                         --------------------------

Form 13F Information Table Entry Total:               93
                                         ---------------------------

Form 13F Information Table Value Total:          $516783
                                         ---------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

            28-
      ----     ------------------------    ------------------------------------
      [Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

                                      TITLE OF                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                         CLASS         CUSIP      x($1000)  PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE  SHARED   NONE
--------------                        -------        -----      --------  -------  --- ---- -------- ---------  ----  ------   ----
AGRIA CORP                            SPONSORED ADR   00850H103    292     139630 SH        SOLE                 139630   0      0
ALLEGHENY TECH INC 4.25%
 06/01/2014 CONV DJ                        NOTE       01741RAD4  11000   10000000 PRN       SOLE               10000000   0      0
ALLIANT TECHSYSTEMS INC COM ST         COMMON STOCK   018804104     437      5300 SH        SOLE                   5300   0      0
AMERICAN STS WTR CO                    COMMON STOCK   029899101     426     12308 SH        SOLE                  12308   0      0
AMERICREDIT CORP                       COMMON STOCK   03060R101     136     10000 SH  PUT   SOLE                  10000   0      0
ARTESIAN RES CORP CL A COM STK         COMMON STOCK   043113208    2000    125562 SH        SOLE                 125562   0      0
ASTRONICS CORP COM STK                 COMMON STOCK   046433108     199     19142 SH        SOLE                  19142   0      0
AXSYS TECHNOLOGIES I NC COM ST         COMMON STOCK   054615109     858     16000 SH        SOLE                  16000   0      0
BARRICK GOLD CORPORATION CMN           COMMON STOCK   067901108    6710    200000 SH  CALL  SOLE                 200000   0      0
CAE INC CAD NPV COM (USD)              COMMON STOCK   124765108     402     68200 SH        SOLE                  68200   0      0
CALIFORNIA WTR SVC G ROUP COM          COMMON STOCK   130788102    7112    268200 SH        SOLE                 268200   0      0
CAPSTONE TURBINE COR P COM STK         COMMON STOCK   14067D102    1141   1375000 SH        SOLE                1375000   0      0
CATERPILLAR INC (DELAWARE) CMN         COMMON STOCK   149123101   24780      7500 SH  CALL  SOLE                   7500   0      0
CHENIERE ENERGY, INC. 2.25%
 08/01/2012 CONV FA                        NOTE       16411RAE9    6160  16000000 PRN       SOLE               16000000   0      0
COMPANHIA DE SANEAMENTO BASI          SPONSORED ADR   20441A102    2018     67280 SH        SOLE                  67280   0      0
CONOCOPHILLIPS CMN                     COMMON STOCK   20825C104   27339    650000 SH  CALL  SOLE                 650000   0      0
COVANTA HOLDING CORP DELAWARE          COMMON STOCK   22282E102    6333    373400 SH        SOLE                 373400   0      0
DELTA AIR LINES INC DEL                COMMON STOCK   247361702    2085    360000 SH        SOLE                 360000   0      0
DIGITAL RECORDERS IN C COM STK         COMMON STOCK   23330F109     281    175429 SH        SOLE                 175429   0      0
DUCOMMUN INC DEL COM STK               COMMON STOCK   264147109     396     21100 SH        SOLE                  21100   0      0
DYNCORP INTERNATIONA L INC COM         COMMON STOCK   26817C101     379     22600 SH        SOLE                  22600   0      0
DYNEGY INC. CMN CLASS A                COMMON STOCK   26817G102    2231    982800 SH        SOLE                 982800   0      0
EDISON INTL                            COMMON STOCK   281020107    3027     96200 SH        SOLE                  96200   0      0
ENERGYSOLUTIONS INC                    COMMON STOCK   292756202    2352    255600 SH        SOLE                 255600   0      0
ESTERLINE TECHNOLOGI ES CORP C         COMMON STOCK   297425100     418     15450 SH        SOLE                  15450   0      0
FELCOR LODGING TRUST INC SER-A
 CUMULATIVE CONV PFD STK                 PFD CV A     31430F200     855    150000 SH        SOLE                 150000   0      0
FIRST SOLAR INC                        COMMON STOCK   336433107    3244     20000 SH  CALL  SOLE                  20000   0      0
FOSTER WHEELER AG                      COMMON STOCK   H27178104    5800    244200 SH        SOLE                 244200   0      0
FREEPORT-MCMORAN COPPER & GOLD CMN     COMMON STOCK   35671D857   15033    300000 SH  CALL  SOLE                 300000   0      0
FUELCELL ENERGY INC                    COMMON STOCK   35952H106    3348    800910 SH        SOLE                 800910   0      0
GENERAL DYNAMICS COR P COM STK         COMMON STOCK   369550108     775     14000 SH        SOLE                  14000   0      0
GENERAL DYNAMICS COR P COM STK         COMMON STOCK   369550108     554     10000 SH  PUT   SOLE                  10000   0      0
GENERAL DYNAMICS COR P COM STK         COMMON STOCK   369550108     831     15000 SH  CALL  SOLE                  15000   0      0
GENERAL ELECTRIC CO COM STK            COMMON STOCK   369604103     131     11200 SH        SOLE                  11200   0      0
GEOEYE INC COM                         COMMON STOCK   37250W108     386     16400 SH        SOLE                  16400   0      0
GHL ACQUISITION CORP                   COMMON STOCK   36172H108     246     25200 SH        SOLE                  25200   0      0
GILAT SATELLITE NETWORKS LTD           COMMON STOCK   M51474118     787    177145 SH        SOLE                 177145   0      0
GOODRICH CORP COM STK                  COMMON STOCK   382388106    2136     42750 SH        SOLE                  42750   0      0
HEADWATERS INC                         COMMON STOCK   42210P102    1515    450965 SH        SOLE                 450965   0      0
HECKMANN CORP                        *W EXP 11/09/201 422680116     576    975842 SH        SOLE                 975842   0      0
HEICO CORP NEW CL A COM STK            COMMON STOCK   422806208    1685     57588 SH        SOLE                  57588   0      0
HEXCEL CORPORATION COM STK             COMMON STOCK   428291108     464     48675 SH        SOLE                  48675   0      0
HILL INTERNATIONAL INC                 COMMON STOCK   431466101    2807    652881 SH        SOLE                 652881   0      0
HUGHES COMMUNICATION S INC COM         COMMON STOCK   444398101    1089     47699 SH        SOLE                  47699   0      0
I D SYS INC DEL COM STK                COMMON STOCK   449489103     872    240899 SH        SOLE                 240899   0      0
ICX TECHNOLOGIES INC                   COMMON STOCK   44934T105     315     52464 SH        SOLE                  52464   0      0
INTEROIL CORPORATION CMN               COMMON STOCK   460951106   11804    400000 SH        SOLE                 400000   0      0
ISHARES MSCI BRAZIL INDEX FD ETF           ETF        464286400    5297    100000 SH        SOLE                 100000   0      0
ITC HLDGS CORP                         COMMON STOCK   465685105    3056     67374 SH        SOLE                  67374   0      0
ITRON INC                              COMMON STOCK   465741106    5149     93493 SH        SOLE                  93493   0      0
IVANHOE MINES LTD                      COMMON STOCK   46579N103    5306    950000 SH        SOLE                 950000   0      0
IVANHOE MINES LTD CMN                  COMMON STOCK   46579N103   10080   1800000 SH  CALL  SOLE                1800000   0      0
KAMAN CORP COM STK                     COMMON STOCK   483548103    1332     80000 SH        SOLE                  80000   0      0
KBR INC                                COMMON STOCK   48242W106    4139    224500 SH        SOLE                 224500   0      0
LIMCO-PIEDMONT INC                     COMMON STOCK   53261T109     442    145293 SH        SOLE                 145293   0      0
LOCKHEED MARTIN CORP COM STK           COMMON STOCK   539830109    1553     19250 SH        SOLE                  19250   0      0
LOCKHEED MARTIN CORP COM STK           COMMON STOCK   539830109    1210     15000 SH  PUT   SOLE                  15000   0      0
MANTECH INTERNATIONA L CORP CL         COMMON STOCK   564563104    1429     33200 SH        SOLE                  33200   0      0
MASTEC INC                             COMMON STOCK   576323109    4561    389200 SH        SOLE                 389200   0      0
MIDDLESEX WATER CO                     COMMON STOCK   596680108    4544    314458 SH        SOLE                 314458   0      0
MONSANTO COMPANY CMN                   COMMON STOCK   61166W101   22302      3000 SH  CALL  SOLE                   3000   0      0
NAVIOS MARITIME ACQUIS CORP          *W EXP 06/25/201 Y62159119     113    235000 SH        SOLE                 235000   0      0
NAVIOS MARITIME PARTNERS L P             UNIT LPI     Y62267102     300     30040 SH        SOLE                  30040   0      0
NAVISTAR INTL CORP NEW                 COMMON STOCK   63934'E108   1417     32500 SH  CALL  SOLE                  32500   0      0
NOBLE CORPORATION BAAR                  NAMEN -AK     H5833N103    1531     50600 SH        SOLE                  50600   0      0
NORTHROP GRUMMAN COR P COM STK         COMMON STOCK   666807102    2263     49550 SH        SOLE                  49550   0      0
ORBITAL SCIENCES COR P COM STK         COMMON STOCK   685564106     836     55100 SH        SOLE                  55100   0      0
RAYTHEON COMPANY COM                   COMMON STOCK   755111507    1826     41100 SH        SOLE                  41100   0      0
RAYTHEON COMPANY COM                   COMMON STOCK   755111507    2222     50000 SH  CALL  SOLE                  50000   0      0
ROCKWELL COLLINS INC DEL COM           COMMON STOCK   774341101     417     10000 SH  PUT   SOLE                  10000   0      0
ROCKWELL COLLINS INC DEL COM           COMMON STOCK   774341101     417     10000 SH  PUT   SOLE                  10000   0      0
RRI ENERGY INC CMN CLASS               COMMON STOCK   74971X107    2044    408000 SH        SOLE                 408000   0      0
RRSAT GLOBAL COMM NTWRK LTD            COMMON STOCK   M8183P102     986     80549 SH        SOLE                  80549   0      0
SATCON TECHNOLOGY CORP                 COMMON STOCK   803893106     490    272067 SH        SOLE                 272067   0      0
SHAW GROUP INC                         COMMON STOCK   820280105    5035    183700 SH        SOLE                 183700   0      0
SOLUTIA INC                            COMMON STOCK   834376501    7776   1350000 SH        SOLE                1350000   0      0
SONIC AUTOMOTIVE INC. 4.25000000
 11/30/2015 CONV MN                        NOTE       83545GAK8   14203  16500000 PRN       SOLE               16500000   0      0
SOUTHWEST WTR CO                       COMMON STOCK   845331107    3275    593241 SH        SOLE                 593241   0      0
SPDR S&P METALS & MINING ETF ETF       COMMON STOCK   78464A755   24057    650000 SH  PUT   SOLE                 650000   0      0
STANDARD & POORS DEP RCPTS SPDR        COMMON STOCK   78462F103  137925   1500000 SH  PUT   SOLE                1500000   0      0
STANDARD & POORS DEP RCPTS SPDR        COMMON STOCK   78462F103   45975    500000 SH  PUT   SOLE                 500000   0      0
STAR BULK CARRIERS CORP              *W EXP 12/16/200 Y8162K113      31    283813 SH        SOLE                 283813   0      0
TELEDYNE TECHNOLOGIE S INC COM         COMMON STOCK   879360105     925     28230 SH        SOLE                  28230   0      0
TERRA INDS INC                         COMMON STOCK   880915103    1812     74800 SH        SOLE                  74800   0      0
TITAN MACHY INC                        COMMON STOCK   88830R101    2994    235963 SH        SOLE                 235963   0      0
TRIUMPH GROUP INC NE W COM STK         COMMON STOCK   896818101    1504     37610 SH        SOLE                  37610   0      0
TYCO INTERNATIONAL LTD                 COMMON STOCK   H89128104     714     27500 SH        SOLE                  27500   0      0
UNITED STATES NATURALGAS FD LP ETF     COMMON STOCK   912318102    7906    570000 SH  CALL  SOLE                 570000   0      0
UNITED STATES STEEL CORPORATIO*N CMN   COMMON STOCK   912909108    7148    200000 SH  CALL  SOLE                 200000   0      0
UNITED TECHNOLOGIES CORP               COMMON STOCK   913017109     811     15600 SH        SOLE                  15600   0      0
UNITED TECHNOLOGIES CORP               COMMON STOCK   913017109     520     10000 SH  CALL  SOLE                  10000   0      0
WALTER ENERGY INC                      COMMON STOCK   93317Q105     493     13600 SH        SOLE                  13600   0      0
WESTPORT INNOVATIONS INC               COMMON STOCK   960908309    4652    575007 SH        SOLE                 575007   0      0
